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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22771

Oppenheimer Global Real Estate Fund

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Joseph Benedetti, Esquire

Invesco Advisers, Inc.

225 Liberty Street

New York, NY 10281-1008

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 4/30

Date of reporting period: 7/01/18 – 6/30/19

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22771
Reporting Period: 07/01/2018 - 06/30/2019
Oppenheimer Global Real Estate Fund

===================== Oppenheimer Global Real Estate Fund ======================

KWG PROPERTY HOLDING LTD.

Ticker:       1813           Security ID:  G53224104
Meeting Date: JUL 16, 2018   Meeting Type: Special
Record Date:  JUL 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of English Name and      For       For          Management
      Chinese Name as Dual Foreign Name of
      the Company and Authorize Board to
      Deal With All Matters in Relation to
      Change of Company Name

--------------------------------------------------------------------------------

LAND SECURITIES GROUP PLC

Ticker:       LAND           Security ID:  G5375M142
Meeting Date: JUL 12, 2018   Meeting Type: Annual
Record Date:  JUL 10, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Policy             For       For          Management
3     Approve Remuneration Report             For       For          Management
4     Approve Final Dividend                  For       For          Management
5     Elect Colette O'Shea as Director        For       For          Management
6     Elect Scott Parsons as Director         For       For          Management
7     Re-elect Robert Noel as Director        For       For          Management
8     Re-elect Martin Greenslade as Director  For       For          Management
9     Re-elect Christopher Bartram as         For       For          Management
      Director
10    Re-elect Edward Bonham Carter as        For       For          Management
      Director
11    Re-elect Nicholas Cadbury as Director   For       For          Management
12    Re-elect Cressida Hogg as Director      For       For          Management
13    Re-elect Simon Palley as Director       For       For          Management
14    Re-elect Stacey Rauch as Director       For       For          Management
15    Reappoint Ernst & Young LLP as Auditors For       For          Management
16    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
17    Authorise EU Political Donations and    For       For          Management
      Expenditure
18    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
19    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
20    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
21    Authorise Market Purchase of Ordinary   For       For          Management
      Shares

--------------------------------------------------------------------------------

LINK REAL ESTATE INVESTMENT TRUST

Ticker:       823            Security ID:  Y5281M111
Meeting Date: JUL 25, 2018   Meeting Type: Annual
Record Date:  JUL 19, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Note the Financial Statements and       None      None         Management
      Statutory Report
2     Note the Appointment of Auditor and     None      None         Management
      Fixing of Their Remuneration
3.1   Elect Nicholas Charles Allen as         For       For          Management
      Director
3.2   Elect Poh Lee Tan as Director           For       For          Management
3.3   Elect Peter Tse Pak Wing as Director    For       For          Management
3.4   Elect Ian Keith Griffiths as Director   For       For          Management
4.1   Elect Christopher John Brooke as        For       For          Management
      Director
5     Authorize Repurchase of Issued Share    For       For          Management
      Capital
6.1   Amend Trust Deed Distribution Formula   For       For          Management
      Re: Unrealized Property Revaluation
      Losses
6.2   Amend Trust Deed Distribution Formula   For       For          Management
      Re: Goodwill Impairment
6.3   Amend Trust Deed Distribution Formula   For       For          Management
      Re: Fair Value Losses on Financial
      Instruments
6.4   Amend Trust Deed Distribution Formula   For       For          Management
      Re: Depreciation and/or Amortization
6.5   Amend Trust Deed Distribution Formula   For       For          Management
      Re: Gains on Disposal of Special
      Purpose Vehicles of Link
7     Approve Trust Deed Expanded Investment  For       For          Management
      Scope Re: Relevant Investments and
      Relevant Investments Amendments

--------------------------------------------------------------------------------

LONDONMETRIC PROPERTY PLC

Ticker:       LMP            Security ID:  G5689W109
Meeting Date: JUL 11, 2018   Meeting Type: Annual
Record Date:  JUL 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       For          Management
3     Reappoint Deloitte LLP as Auditors      For       For          Management
4     Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
5     Re-elect Patrick Vaughan as Director    For       For          Management
6     Re-elect Andrew Jones as Director       For       For          Management
7     Re-elect Martin McGann as Director      For       For          Management
8     Re-elect Valentine Beresford as         For       For          Management
      Director
9     Re-elect Mark Stirling as Director      For       For          Management
10    Re-elect James Dean as Director         For       For          Management
11    Re-elect Alec Pelmore as Director       For       For          Management
12    Re-elect Philip Watson as Director      For       For          Management
13    Re-elect Rosalyn Wilton as Director     For       For          Management
14    Re-elect Andrew Livingston as Director  For       For          Management
15    Elect Suzanne Avery as Director         For       For          Management
16    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
17    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
18    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
19    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
20    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice

--------------------------------------------------------------------------------

MAPLETREE LOGISTICS TRUST

Ticker:       M44U           Security ID:  Y5759Q107
Meeting Date: JUL 16, 2018   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt Report of the Trustee, Statement  For       For          Management
      by the Manager, Audited Financial
      Statements and Auditors' Report
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Manager to Fix
      Their Remuneration
3     Approve Issuance of Equity or           For       For          Management
      Equity-Linked Securities with or
      without Preemptive Rights

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  OPPENHEIMER GLOBAL REAL ESTATE FUND

By (Signature and Title)*                /s/ Joseph C. Benedetti

Joseph C. Benedetti

Assistant Secretary

Date                August 8, 2019

*	Please print the name and title of the signing officer below the signature.